Consolidated Statements of Cash Flows, Direct Method - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Types of collection from operating activities
Collections from the sale of goods and services	$ 6,486,575,452	$ 5,886,342,023	$ 5,509,393,246
Collections from leasing and subsequent sale of such assets	27,340,625	44,527,326	14,082,550
Other collections from operating activities	12,842,555	1,812,296	43,898,286
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(4,509,721,561)	(4,638,105,198)	(4,469,547,402)
Payments to and on behalf of employees	(147,134,962)	(146,490,612)	(147,549,249)
Payments to manufacture or acquire assets held to lease to others and subsequently held for sale	(6,326,670)
Other payments for operating activities	(132,565,162)	(139,212,339)	(134,649,957)
Income taxes paid	(194,603,727)	(294,998,284)	(59,828,183)
Other cash outflows, net	(5,500,674)	(8,212,967)	(11,020,478)
Net cash flows from operating activities	1,530,905,876	705,662,245	744,778,813
Cash flows from (used in) investing activities
Cash flows from the loss of control of subsidiaries or other businesses		520,086,080	1,234,493,876
Cash flows used to obtain control of subsidiaries or other businesses		(63,727)
Other cash payments to acquire equity or debt instruments of other entities	(2,216,167)	(1,470,000)	(4,664,044)
Other collections from the sale of shares in joint ventures		29,662,554
Other cash payments to acquire shares in joint ventures			(29,940,350)
Loans to related companies			(43,013)
Proceeds from the sale of property, plant and equipment		33,979,203	1,482,597
Purchases of property, plant and equipment	(684,003,978)	(636,792,401)	(915,692,779)
Acquisition of intangible assets	(38,350,319)	(25,631,385)	(21,868,532)
Collections from reimbursement of advances and loans granted to others			172,369,859
Payments for future, forward, option and swap contracts	(4,475,539)	(54,333,349)	(26,695,926)
Collections from future, forward, option and swap contracts	8,622,118	13,710,904	25,298,133
Dividends received		27,540	484,369
Interest received	20,774,572	34,586,244	20,152,225
Other cash inflows	3,549,909		194,964
Net cash flows (used in) from investing activities	(696,099,404)	(86,238,337)	455,571,379
Cash flows from (used in) financing activities
Proceeds from long-term loans	448,296,220	248,718,361	263,892,100
Proceeds from short-term loans		273,777	448,854,514
Loans from related companies	1,092,247,399	767,682,700	602,033,501
Payments of loans	(755,433,698)	(84,762,889)	(510,046,267)
Payments on borrowings and lease liabilities	(17,889,151)	(18,418,666)	(6,613,399)
Payments of loans to related entities	(1,230,854,131)	(1,255,012,700)	(1,187,697,500)
Dividends paid	(345,072,557)	(401,593,903)	(39,609,648)
Interest paid	(205,473,569)	(193,172,908)	(186,961,822)
Other outflows of cash, net	(19,013,832)	2,050,585	(12,507,838)
Net cash flows (used in) from financing activities	(1,033,193,319)	(934,235,643)	(628,656,359)
Net (decrease) increase in cash and cash equivalents before effect of exchange rate movements	(198,386,847)	(314,811,735)	571,693,833
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	18,494,876	2,889,326	(6,455,274)
Net (decrease) increase in cash and cash equivalents	(179,891,971)	(311,922,409)	565,238,559
Cash and cash equivalents at beginning of year	563,291,290	875,213,699	309,975,140
Cash and cash equivalents at end of year	$ 383,399,319	$ 563,291,290	$ 875,213,699